Net Loss Per Share (Details) - Schedule of basic and diluted earnings per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Net loss available to common shares	$ (11,277)	$ (27,241)	$ (47,183)	$ (37,614)
Basic and diluted net loss available	$ (1.84)	$ (4.68)	$ (7.9)	$ (6.47)	$ (19.06)	$ (4.33)
Class A Common Stock [Member]
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Basic and diluted weighted average number	6,122	5,826	5,975	5,817	19
Basic and diluted net loss available	$ (1.84)	$ (4.68)	$ (7.9)	$ (6.47)	$ (19.06)